S000015790 [Member] Annual Fund Operating Expenses - BOND INDEX FUND	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
BOND INDEX FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.13%	[1]
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.07%	[2]

[1]
The Total Annual Fund Operating Expenses do not correlate to the ration of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.07%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2027 without the approval of the Board of Trustees.